Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2022
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Critical Accounting Estimates and Judgements
5	CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Estimates and judgments are regularly evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The matters described below are considered to be the most critical in understanding the estimates and judgments that are involved in preparing the Group’s consolidated financial statements.

(a)	Estimation of oil and gas reserves
Estimates of oil and natural gas reserves are key elements in the Group’s investment decision-making process. They are also important elements in testing impairment of property, plant and equipment (Note 5(b)). Changes in proved oil and gas reserves, particularly proved developed reserves, will affect unit-of-production
depreciation, depletion and amortization recorded in the consolidated financial statements for property, plant and equipment relating to oil and gas production activities. An increase/reduction in proved developed reserves will decrease/increase depreciation, depletion and amortization charges. Proved oil and gas reserves estimates are subject to revision, either upward or downward, based on new information, such as from development drilling and production activities or from changes in economic factors, including product prices, contract terms, evolution of technology or development plans, etc.

(b)	Estimation of impairment of property, plant and equipment
Property, plant and equipment, including oil and gas properties, are reviewed for possible impairments when events or changes in circumstances indicate that the carrying amount may not be recoverable. Determination as to whether and how much an asset is impaired involves management estimates and judgments such as the future price of crude oil, natural gas, refined and chemical products, the operation costs, the product mix, production volumes, production profile and the oil and gas reserves. The impairment reviews and calculations are based on assumptions that are consistent with the Group’s business plans taking into account current economic conditions. Favorable changes to some assumptions, may allow the Group to avoid the need to impair any assets or make it necessary to reverse an impairment loss recognized in prior periods, whereas unfavorable changes may cause the assets to become impaired. For example, when the assumed future price and production profile of crude oil used for the expected future cash flows are different from the actual price and production profile of crude oil or respectively experienced in future, the Group may either over or under recognize the impairment losses for certain assets.

(c)	Estimation of asset retirement obligations
Provision is recognized for the future decommissioning and restoration of oil and gas properties. The amount of the provision recognized is the present values of the estimated future expenditures. The estimation of the future expenditures is based on current local conditions and requirements, including legal requirements, technology, price levels, etc. In addition to these factors, the present values of these estimated future expenditures are also impacted by the management plan for the decommissioning of oil and gas properties, the estimation of the economic lives of oil and gas properties and estimates of discount rates. The estimations and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future period. Changes in any of these estimates will impact the operating results and the financial position of the Group over the remaining economic lives of the oil and gas properties.

According to changes in the internal and external environment, accounting standards and company asset retirement expense measures and other relevant regulations, oil and gas field companies recalculate their asset retirement obligations of oil and gas properties based on the latest parameters, to more objectively reflect the actual situation of the Company’s asset retirement obligation of oil and gas properties.